RELATED PARTY TRANSACTIONS - Schedule of Current Portion of Amounts Due to Affiliated Companies Arising from Construction and Renovation Works Performed (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 1,548	$ 1,668
Melco International and its subsidiaries [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	1,536	1,656
Other [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 12	$ 12